Other comprehensive income (loss)	6 Months Ended
Sep. 30, 2020
Accumulated Other Comprehensive Income (loss)
Other comprehensive income (loss)
15. Other comprehensive income (loss):
Changes in accumulated other comprehensive income (loss) are as follows:

	Millions of yen
	Six months ended September 30, 2019
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥17,833	¥(39,259)	¥624	¥(38,635)	¥(20,802)
Pension liability adjustment	(71,107)	1,635	2,282	3,917	(67,190)
Own credit adjustments	24,224	(2,816)	(859)	(3,675)	20,549

Total	¥(29,050)	¥(40,440)	¥2,047	¥(38,393)	¥(67,443)

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.

	Millions of yen
	Six months ended September 30, 2020
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥(26,274)	¥(18,395)	¥(1,812)	¥(20,207)	¥(46,481)
Pension liability adjustment	(62,571)	1,051	2,339	3,390	(59,181)
Own credit adjustments	62,740	(35,083)	(10,701)	(45,784)	16,956

Total	¥(26,105)	¥(52,427)	¥(10,174)	¥(62,601)	¥(88,706)

(1)
Change in own credit adjustments, net of tax in other comprehensive income (loss) for six months ended September 30, 2020 includes reclassification adjustment of ¥12,846 million recognized in
Revenue—Net gain on trading
. The amount of
Income tax expense
allocated to this reclassification adjustment is ¥2,145 million. See Note 2 “
Fair value measurements
” for further information.

	Millions of yen
	Three months ended September 30, 2019
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥(13,843)	¥(7,567)	¥608	¥(6,959)	¥(20,802)
Pension liability adjustment	(68,860)	119	1,551	1,670	(67,190)
Own credit adjustments	22,248	(1,663)	(36)	(1,699)	20,549

Total	¥(60,455)	¥(9,111)	¥2,123	¥(6,988)	¥(67,443)

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.

	Millions of yen
	Three months ended September 30, 2020
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥(26,958)	¥(17,731)	¥(1,792)	¥(19,523)	¥(46,481)
Pension liability adjustment	(60,263)	(277)	1,359	1,082	(59,181)
Own credit adjustments	61,248	(42,841)	(1,451)	(44,292)	16,956

Total	¥(25,973)	¥(60,849)	¥(1,884)	¥(62,733)	¥(88,706)

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.